SHAREBASED COMPENSATION (Details 3)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Expected life	3 years 4 months 24 days	3 years 4 months 24 days
Expected dividend yield	0.00%	0.00%
Fair value per share under options granted	CAD$0.59 - CAD$1.22	CAD$0.15 - CAD$0.25
Minimum
Statement [Line Items]
Risk-free interest rate	0.70%	0.27%
Expected stock price volatility	66.11%	44.16%
Estimated forfeiture rate	3.13%	2.84%
Maximum
Statement [Line Items]
Risk-free interest rate	1.29%	0.67%
Expected stock price volatility	73.37%	54.16%
Estimated forfeiture rate	3.91%	3.08%